Average Annual Total Returns - AQR Global Macro Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	1.61%	2.12%	1.76%	Apr. 08, 2014	1.21%	1.50%	1.06%	0.95%	1.50%	1.19%	0.67%	1.20%	0.90%	1.53%	1.90%	1.53%	Apr. 08, 2014	0.67%	1.20%	0.90%	1.82%	2.21%	2.40%	Sep. 02, 2014	0.67%	1.20%	0.95%